Capital and other components of equity (Details) - KRW (₩)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Number of authorized shares	50,000	50,000	50,000
Value per share	₩ 1	₩ 1	₩ 1
Number of shares issued	50,000	50,000	50,000
Common shares	₩ 50,000	₩ 50,000	₩ 50,000
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Value per share	₩ 500	₩ 500	₩ 500
Number of shares issued	52,815,475	52,815,475	52,294,475
Common shares	₩ 26,407,737,500	₩ 26,407,737,500	₩ 26,147,237,500